Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings (Loss) per Share

24. Earnings (Loss) per Share

The following table sets forth the computation of basic and diluted net income (loss) attributable to common shareholders of Sinovac per share (in thousands, except for number of shares and per share data):

	For the year ended December 31,
	2025	2024	2023
Numerator
Net (loss) income	$(198,836)	$40,656	$(120,858)
Less: net loss attributable to non-controlling interests	(139,156)	(50,249)	(107,367)
Net (loss) income attributable to common shareholders of Sinovac for computing diluted net income per share	$(59,680)	$90,905	$(13,491)
Denominator
Basic weighted average number of common shares outstanding	71,860,702	71,860,702	71,830,233
Dilutive effect of stock options and preferred shares	—	—	19,863
Diluted weighted average number of common shares outstanding	71,860,702	71,860,702	71,850,096

Basic net (loss) income per share	$(0.83)	$1.27	$(0.19)

Diluted net (loss) income per share	$(0.83)	$1.27	$(0.19)

11,800,000 common shares (the "2018 PIPE Shares") were issued pursuant to the Securities Purchase Agreement dated July 2, 2018. The validity of this share issuance has been subject to dispute. Whether these shares may be excluded from the Company's issued and outstanding common stock is contingent upon the outcome of certain legal proceedings pending in Antigua (Note 19). Excluding the effects of the 2018 SPA implementation, the basic weighted average number of common shares outstanding would have been 60,060,702, 60,060,702, and 60,030,233 for the years 2025, 2024 and 2023, respectively. The basic net income (loss) per share for 2025, 2024 and 2023 would be loss $0.99, income $1.51 and loss $0.22, respectively. The diluted weighted average number of common shares outstanding would have been 60,060,702, 60,060,702, and 60,050,096 for the years 2025, 2024, and 2023, and the diluted net income (loss) per share for 2025, 2024 and 2023 would be loss $0.99, income $1.51, and loss $0.22 respectively.